Accrued Expenses - Summary of Accrued Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Employee compensation	$ 1,385	$ 1,343
Research and development	1,206	1,115
Professional and outside services	112	452
Interest	197	133
Income taxes payable	463	351
Other	5	24
Accrued Liabilities, Current	$ 3,368	$ 3,418